Related Party Balances and Transactions (Details)				12 Months Ended
	Aug. 13, 2019	Jul. 31, 2019	Apr. 30, 2018	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 HKD ($)	Jan. 02, 2020 shares	Mar. 29, 2019 shares	Apr. 03, 2018 shares
Related Party Balances and Transactions (Details) [Line Items]
Description of rental fee				Jurchen Investment Corporation was entitled to receive a fixed amount of rental fee of HK $130,000 (approximately USD 16,667) per calendar month.	Jurchen Investment Corporation was entitled to receive a fixed amount of rental fee of HK $130,000 (approximately USD 16,667) per calendar month.
Related party transaction, description		Smart Pharmaceutical Limited Partnership (“SPLP”), a wholly owned subsidiary of the Group, transferred 100,000,000 SMPT token to Aenco Solutions Limited, a related party, in exchange of the services related to token creation and offering and consulting services for five years for an amount of $300,000.
Shares issued | shares										115
Aeneas Group Limited [Member]
Related Party Balances and Transactions (Details) [Line Items]
Line of credit facility, description	the ultimate parent of the Group, allowing the Group to access up to a total $15.0 million in line of credit debt financing. The line of credit will mature on August 12, 2022 and the interest on the outstanding principal indebtedness will be at the rate of 8% per annum.
Aenco Limited [Member]
Related Party Balances and Transactions (Details) [Line Items]
Services fees				$ 89,744		$ 69,231
Aeneas Technology (Hong Kong) Limited [Member]
Related Party Balances and Transactions (Details) [Line Items]
Research fee				$ 123,559
Expiry date				Oct. 30, 2021	Oct. 30, 2021
Aeneas Management Limited [Member]
Related Party Balances and Transactions (Details) [Line Items]
Services fees						$ 57,949
CGY Investments Limited [Member]
Related Party Balances and Transactions (Details) [Line Items]
Services fees				$ 13,333
ACC Medical Limited [Member]
Related Party Balances and Transactions (Details) [Line Items]
Services fees				$ 13,018
AENEAS CAPITAL LIMITED [Member]
Related Party Balances and Transactions (Details) [Line Items]
Administrative fees								$ 64,103
Description of obligation			the Group, AENEAS CAPITAL LIMITED, Aeneas Management Limited and Aeneas Group Limited entered into a net settlement agreement to offset the amounts due from related parties against the amounts due to related parties. Thereby, the Group is released from obligation for a total amount of $164,973, netting off receivables of total amount of $197,878 and collected remaining balance of $32,905.
Clark Cheng [Member]
Related Party Balances and Transactions (Details) [Line Items]
Shares issued | shares										115	112	526
Clark Cheng [Member] | Maximum [Member]
Related Party Balances and Transactions (Details) [Line Items]
Increase decrease equity interest, percentage										94.00%	95.00%
Clark Cheng [Member] | Minimum [Member]
Related Party Balances and Transactions (Details) [Line Items]
Increase decrease equity interest, percentage										93.00%	94.00%
Aptorum Medical Limited [Member] | Maximum [Member]
Related Party Balances and Transactions (Details) [Line Items]
Ownership of aeneas limited and its subsidiary												100.00%
Aptorum Medical Limited [Member] | Minimum [Member]
Related Party Balances and Transactions (Details) [Line Items]
Ownership of aeneas limited and its subsidiary												95.00%
HKD [Member] | Aenco Limited [Member]
Related Party Balances and Transactions (Details) [Line Items]
Services fees					$ 700,000		$ 540,000
HKD [Member] | Aeneas Technology (Hong Kong) Limited [Member]
Related Party Balances and Transactions (Details) [Line Items]
Research fee					963,760
HKD [Member] | Aeneas Management Limited [Member]
Related Party Balances and Transactions (Details) [Line Items]
Services fees							$ 452,000
HKD [Member] | CGY Investments Limited [Member]
Related Party Balances and Transactions (Details) [Line Items]
Services fees					104,000
HKD [Member] | ACC Medical Limited [Member]
Related Party Balances and Transactions (Details) [Line Items]
Services fees					$ 101,542
HKD [Member] | AENEAS CAPITAL LIMITED [Member]
Related Party Balances and Transactions (Details) [Line Items]
Administrative fees									$ 500,000